Inventories, net - Allowance for obsolescence of material and supplies (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory, net
Opening balance	$ 7,515	$ 7,076	$ 5,272
Provision for impairment of materials and supplies	1,898	1,887	2,896
Reversal of provision for impairment of materials and supplies	(3,315)	(1,448)	(1,092)
Ending balance	$ 6,098	$ 7,515	$ 7,076